INCOME/(LOSS) PER SHARE (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 05, 2021	May 25, 2021	Dec. 31, 2020
INCOME/(LOSS) PER SHARE
Income/(loss) for the period attributable to equity holders of the Parent Company	₺ 75,534	₺ (4,790,687)	₺ (3,330,080)
Weighted average number of shares with face value of TRY0.20 each	324,810,000	325,998,000	304,764,000
Basic income/(loss) per share	₺ 0.23	₺ (14.70)	₺ (10.93)
Diluted income/(loss) per share	0.23	(14.70)	₺ (10.93)
Face value	₺ 0.20	₺ 0.2			₺ 0.20	₺ 1
Number of shares issued	325,998,290	325,998,290		325,998,000	284,328,290	56,866,000